Assumptions Used to Measure Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Minimum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.75%	2.00%	2.25%
Average increase in compensation	2.00%	2.00%	1.00%
Expected return on plan assets	1.00%	1.00%	1.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	6.00%	6.78%	6.90%
Average increase in compensation	4.50%	4.70%	4.25%
Expected return on plan assets	8.00%	8.00%	8.00%
U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.30%	6.25%	6.80%
Average increase in compensation	5.21%	4.34%	4.70%
Expected return on plan assets	8.50%	8.50%	8.50%